Total
Value Fund
USAA Value Fund Summary
Investment Objective
The USAA Value Fund (the "Fund") seeks long-term growth of capital.
Fees and Expenses

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses for the Fund Shares, Institutional Shares, and Adviser Shares are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - Value Fund	Fund Shares	Inst. Shares	Adviser Shares
Shareholder Fee, Other	none	none	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Value Fund		Fund Shares	Inst. Shares	Adviser Shares
Management Fee	[1]	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		none	none	0.25%
Other Expenses		0.31%	0.23%	0.41%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		0.97%	0.89%	1.32%
Fee Waiver/Reimbursement		none	none	(0.04%)
Total Annual Fund Operating Expenses after Reimbursement	[2],[3]	0.97%	0.89%	1.28%
[1]	Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to the Adviser from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.
[2]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.96% of the Fund Shares, 0.88% of the Institutional Shares, and 1.27% of the Adviser Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.
[3]	The total annual operating expenses for the Fund Shares, Institutional Shares, and Adviser Shares may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund Shares, Institutional Shares, and Adviser Shares and do not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.

Expense Example - Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Fund Shares	99	309	536	1,190
Inst. Shares	91	284	493	1,096
Adviser Shares	130	412	717	1,585

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 108% of the average value of its whole portfolio.

Principal Investment Strategy

The Fund invests its assets primarily in equity securities of companies that are considered to be undervalued. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities, including securities issued in emerging markets. The Fund considers equity securities to include, among others, common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks. A value fund is one in which the portfolio manager searches for securities that are believed to not reflect the true value in the particular security's current share price. However, over time the share price may increase as the market recognizes the overall value of the company. These types of securities are often referred to as being "undervalued," and the stocks' share prices typically are below average in comparison to such factors as earnings and book value.

Principal Risks

The Fund's investments are subject to the following principal risks:

Stock Market Risk – Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels, and political events affect the securities market.

Equity Risk – The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.

Foreign Securities Risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Emerging Markets Risk – Foreign securities risk can be particularly heightened because investments in emerging-market countries generally are more volatile than investments in developed markets. Emerging-market countries are less economically diverse and mature than more developed countries and tend to be politically less stable.

Investment Style Risk - The Fund uses a value-oriented investment strategy to select investments. The strategy may be out of favor or may not produce the intended results over short or longer time periods. The strategy may, at times, substantially underperform funds that utilize other investment strategies, such as growth.

Management Risk – The Fund is actively managed, and the investment techniques and risk analyses used by the Fund's portfolio managers may not produce the desired results.

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. By itself, the Fund does not constitute a complete investment plan. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the Fund for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has three classes of shares: Fund Shares, Institutional Shares, and Adviser Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares class's volatility by showing how performance has varied from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an additional index of funds with similar investment objectives. Performance reflects any expense limitations in effect during the periods shown.

Performance data for the classes varies based on differences in their fee and expense structures. Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the Fund's most current performance information, log on to usaa.com or call (800) 235-8396.

RISK/RETURN BAR CHARTAnnual Returns for Periods Ended December 31

The year-to-date return of the Fund Shares class as of September 30, 2019, was 16.50%.

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.14%	September 30, 2009
Lowest Quarter Return	-18.78%	September 30, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account ("IRA") or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.

AVERAGE ANNUAL TOTAL RETURNSFor Periods Ended December 31, 2018
Average Annual Total Returns - Value Fund	1 Year	5 Years (or Life of Class)	10 Years (or Life of Class)
Fund Shares	(12.81%)	3.73%	10.93%
Fund Shares | Return After Taxes on Distributions	(15.35%)	2.09%	9.88%
Fund Shares | Return After Taxes on Distributions and Sale of Fund Shares	(5.63%)	2.93%	9.09%
Inst. Shares	(12.74%)	3.84%	11.10%
Adviser Shares	(13.11%)	3.45%	8.79%	[1]
Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)	(8.58%)	5.77%	11.12%
Lipper Multi-Cap Value Funds Index (reflects no deduction for taxes)	(12.66%)	3.99%	10.32%
[1]	The inception date of the Adviser Shares is August 1, 2010.